TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2020
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE [Abstract]
TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE

NOTE 8 - TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE

	As of	As of
	December 31,	December 31,
	2020	2019
	ThUS$	ThUS$
Trade accounts receivable	532,106	1,073,599
Other accounts receivable	194,454	275,876
Total trade and other accounts receivable	726,560	1,349,475
Less: Expected credit loss	(122,193)	(100,402)
Total net trade and accounts receivable	604,367	1,249,073
Less: non-current portion – accounts receivable	(4,986)	(4,725)
Trade and other accounts receivable, current	599,381	1,244,348

The fair value of trade and other accounts receivable does not differ significantly from the book value.

To determine the expected credit losses, the Company groups accounts receivable for passenger and cargo transportation; depending on the characteristics of shared credit risk and maturity.

	As of December 31, 2020			As December 31, 2019
	Expected	Gross book	Impairment loss	Expected	Gross book	Impairment loss
Portfolio maturity	loss rate (1)	value (2)	Provision	loss rate (1)	value (2)	Provision
	%	ThUS$	ThUS$	%	ThUS$	ThUS$
Up to date	4%	302,079	(11,112)	2%	875,889	(16,433)
From 1 to 90 days	4%	103,615	(4,049)	8%	56,537	(4,253)
From 91 to 180 days	66%	15,989	(10,501)	28%	16,922	(4,747)
From 181 to 360 days	80%	40,621	(32,627)	39%	47,865	(18,459)
more of 360 days	92%	69,802	(63,904)	74%	76,386	(56,510)
Total	23%	532,106	(122,193)	9%	1,073,599	(100,402)

(1) Corresponds to the consolidated expected rate of accounts receivable.

(2) The gross book value represents the maximum credit risk value of trade accounts receivables.

Currency balances composition of the Trade and other accounts receivable and non-current accounts receivable are as follow:

	As of	As of
	December 31,	December 31,
Currency	2020	2019
	ThUS$	ThUS$

Argentine Peso	6,517	47,079
Brazilian Real	221,952	537,224
Chilean Peso	44,737	131,543
Colombian Peso	1,292	2,288
Euro	24,370	32,711
US Dollar	292,125	436,774
Korean Won	79	8,172
Mexican Peso	4,624	6,093
Australian Dollar	49	20,964
Pound Sterling	5,647	7,428
South African Rand	-	2,982
Uruguayan Peso (New)	792	1,375
Thai Bht	-	1,559
Swiss Franc	754	535
Russian Ruble	-	896
Japanese Yen	77	1,222
Swedish crown	129	2,012
New Zealand Dollar	-	1,148
Costa Rican Colon	-	1,390
Other Currencies	1,223	5,678
Total	604,367	1,249,073

The movements of the provision for impairment losses of the Trade Debtors and other accounts receivable are as follows:

		Adoption
	Opening	adjustment		(Increase)	Closing
	balance	IFRS 9 (*)	Write-offs	Decrease	balance
Periods	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2018	(87,909)	(10,524)	8,620	(8,178)	(97,991)
From January 1 to December 31, 2019	(97,991)	-	12,569	(14,980)	(100,402)
From January 1 to December 31, 2020	(100,402)	-	30,754	(52,545)	(122,193)

Once pre-judicial and judicial collection efforts are exhausted, the assets are written off against the allowance. The Company only uses the allowance method rather than direct write-off, to ensure control.

The historical and current renegotiations are not very relevant, and the policy is to analyze case by case to classify them according to the existence of risk, determining if their reclassification corresponds to pre-judicial collection accounts.

The maximum credit-risk exposure at the date of presentation of the information is the fair value of each one of the categories of accounts receivable indicated above.

	As of December 31, 2020			As of December 31, 2019
	Gross exposure	Gross	Exposure net	Gross exposure	Gross	Exposure net
	according to	impaired	of risk	according to	Impaired	of risk
	balance	exposure	concentrations	balance	exposure	concentrations
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Trade accounts receivable	532,106	(122,193)	409,913	1,073,599	(100,402)	973,197
Other accounts receivable	194,454	-	194,454	275,876	-	275,876

There are no relevant guarantees covering credit risk and these are valued when they are settled; no materially significant direct guarantees exist. Existing guarantees, if appropriate, are made through IATA.